Filed pursuant to Rule 497(e)
Registration Nos. 333-179562; 811-22668

Loncar China BioPharma ETF (CHNA)
(the “Fund”)

April 1, 2019

Supplement to the
Summary Prospectus, Prospectus, and Statement of Additional Information
dated December 31, 2018

Effective immediately, the size of the Fund’s Creation Units has been reduced from 50,000 Shares to 25,000 Shares. All references to the Fund’s Creation Units consisting of 50,000 Shares are revised to refer to 25,000 Shares.
Please retain this Supplement with your Summary Prospectus, Prospectus, and
Statement of Additional Information for future reference.